Share capital - Narrative (Details) $ in Thousands				2 Months Ended	12 Months Ended
	Dec. 13, 2017 USD ($) shares	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Mar. 14, 2018 USD ($) shares	Dec. 31, 2017 USD ($) year shares	Dec. 31, 2017 CAD ($) year shares	Dec. 31, 2016 USD ($) year shares	Dec. 31, 2016 CAD ($) year shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options					$ 25,658		$ 39,758
Number of options exercised (in shares) | shares					13,708,000	13,708,000	19,458,000	19,458,000
Common shares issued for cash on exercise of stock options (Note 12)					$ 26,503		$ 39,758
Net proceeds from shares issued under the Company's At-The-Market offering							44,204
Transaction costs							$ 2,000
Number of options granted (in shares) | shares					22,968,000	22,968,000	15,446,000	15,446,000
Risk free annual interest rate					1.30%	1.30%	0.70%	0.70%
Dividend yield rate					0.00%	0.00%	0.00%	0.00%
Weighted average share price for share options exercised during period at date of exercise (in Cdn.$per share)						$ 3.87		$ 3.73
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options		$ 4,955
Share-based payments expense							$ 2,100
Number of options granted (in shares) | shares			4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Share-based payments expense					$ 13,800		$ 7,900
Term of options granted (in years)					5 years	5 years	5 years	5 years
Award vesting period (in years)					3 years	3 years	3 years	3 years
Fair value of shares from share-based payment transactions					$ 26,600		$ 7,300
Share-based payments expense, capitalized to mining interests					3,400		1,100
Restricted Share Units
Disclosure of classes of share capital [line items]
Share-based payments expense					3,600		3,700
Fair value of shares from share-based payment transactions					5,100		3,300
Share-based payments expense, capitalized to mining interests					$ 300		$ 100
Number of units granted (in shares) | shares					1,793,000	1,793,000	2,054,000	2,054,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions	$ 600
Measurement period					5 days	5 days
Number of units granted (in shares) | shares	225,000
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share)						$ 3.27		$ 1.12
Expected volatility					61.00%	61.00%	60.00%	60.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share)						$ 4.05		$ 3.45
Expected option life (in years) | year					3	3	3	3
Expected volatility					62.00%	62.00%	63.00%	63.00%
Vesting upon grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent					33.33%	33.33%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					1 year	1 year
Award vesting percent					33.33%	33.33%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					2 years	2 years
Award vesting percent					33.33%	33.33%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					980,932,908
Number of shares held in trust under the Company's Incentive Plan (in shares) | shares					1,705,000
Shares issued under At-The-Market offering (in shares) | shares							14,847,000	14,847,000
Ordinary shares | Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued under At-The-Market offering (in shares) | shares							1,000,000	1,000,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					980,933,000		964,892,000		927,073,000
Shares issued on exercise of stock options					$ 25,658		$ 39,758
Number of options exercised (in shares) | shares					13,343,000	13,343,000	19,458,000	19,458,000
Net proceeds from shares issued under the Company's At-The-Market offering							$ 44,204
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Common shares issued for cash on exercise of stock options (Note 12)				$ 3,400
Major ordinary share transactions | Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of options exercised (in shares) | shares				1,700,000